Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-Based Compensation Expense
Total stock-based compensation expense consists of the following:

	Years Ended 31 March
(Millions of US dollars)	2024	2023	2022
Liability Awards	$17.3	$2.7	$3.2
Equity Awards	28.2	15.7	9.0
Total stock-based compensation expense	$45.5	$18.4	$12.2

Summary of Stock Options Available for Grant
The following table summarizes the Company’s shares available for grant as options, RSUs or other equity instruments under the LTIP and 2001 Plan:

Shares Available for Grant
Balance at 31 March 2022	21,489,696
Granted	(2,540,893)
Balance at 31 March 2023	18,948,803
Granted	(1,169,733)
Balance at 31 March 2024	17,779,070

Schedule of Stock Options Roll Forward
The following table summarizes the Company’s stock options activity during the noted period:

	Outstanding Options
	Number of Options	Weighted Average Exercise Price (A$)
Balance at 31 March 2022	—	—
Granted	269,221	33.05
Balance at 31 March 2023	269,221	33.05
Granted	—	—
Balance at 31 March 2024	269,221	33.05
Options exercisable at 31 March 2024	—	—

Restricted Stock Unit Activity
The following table summarizes the Company’s RSU activity:

(Units)	Service Vesting (2001 Plan)	Performance Vesting (LTIP)	Market Conditions (LTIP)	Total	Weighted Average Fair Value at Grant Date (A$)
Outstanding at 31 March 2022	414,675	291,704	494,033	1,200,412	27.83
Granted	1,279,127	268,009	724,536	2,271,672	26.12
Vested	(449,458)	(87,307)	(256,787)	(793,552)	25.17
Forfeited	(107,818)	(100,377)	(91,738)	(299,933)	28.46
Outstanding at 31 March 2023	1,136,526	372,029	870,044	2,378,599	26.97
Granted	533,278	176,624	459,831	1,169,733	43.20
Vested	(373,440)	(90,452)	(42,581)	(506,473)	30.88
Forfeited	(68,712)	(13,299)	(173,643)	(255,654)	25.63
Outstanding at 31 March 2024	1,227,652	444,902	1,113,651	2,786,205	33.36

Assumptions Used to Fair Value Restricted Stock Grants
The following table includes the assumptions used to fair value the RSU grants (market condition):

Vesting Condition:	Market	Market	Market	Market	Market	Market	Market	Market
	FY24	FY24	FY23	FY23	FY23	FY23	FY23	FY23
Date of grant	1-Sep-23	1-Sep-23	13-Mar-23	3-Nov-22	3-Nov-22	3-Nov-22	31-Aug-22	31-Aug-22
Dividend yield (per annum)	—%	—%	—%	—%	—%	—%	1.5%	1.5%
Expected volatility	35.4%	38.7%	36.3%	42.5%	35.1%	43.8%	41.9%	33.4%
Risk free interest rate	4.6%	4.9%	4.0%	4.7%	4.7%	4.7%	3.5%	3.5%
Expected life in years	3.0	2.0	2.4	0.8	1.8	2.8	3.0	2.0
JHX stock price at grant date (A$)	46.72	46.72	30.98	33.05	33.05	33.05	33.51	33.51
Number of restricted stock units	451,945	7,886	41,401	38,387	39,450	115,688	387,360	102,250

Schedule of Fair Value of Restricted Stock Units Vested	The following table presents the total fair value of all of our restricted stock units vested:

	Years ended 31 March
(Millions of US dollars)	2024	2023	2022
Total fair value vested	$16.1	$18.4	$42.6

Cash Settled Units Activity	The following represents the activity related to the CSUs:

	FY24	FY23
Granted	529,875	751,569
Vested	177,955	237,600
Cancelled	125,144	325,459